Earnings Per Share of Common Stock (Earnings per Share Calculation) (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
		Jul. 01, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Numerator:
Net (loss) income attributable to Chemours			$ (86)	$ (29)	$ (18)	$ 43	$ 79	$ 107	$ 116	$ 98	$ (90)	$ 400		$ 423
Denominator:
Weighted-average number of common shares outstanding- Basic											180,993,623	180,966,833	[1]	180,966,833	[1]
Dilutive effect of the Company's employee compensation plans, shares	[2]										0	0		0
Weighted average number of common shares outstanding - Diluted	[2]										180,993,623	180,966,833		180,966,833
Distribution of Common Stock at separation (in shares)		180,966,833

[1]	For 2013 and 2014, pro forma earnings per share (EPS) was calculated based on 180,966,833 shares of Chemours common stock that were distributed to DuPont shareholders on July 1, 2015.
[2]	Diluted (loss) earnings per share is calculated using net (loss) income available to common shareholders divided by diluted weighted-average shares of common shares outstanding during each period, which includes unvested restricted shares. Diluted earnings per share considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an antidilutive effect. Chemours had no equity awards outstanding prior to the spin-off.